Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Insurance reserves	$ 2,012,833	$ 1,749,792
Deferred Tax Assets, Investments	846,847	1,033,856
Net unrealized loss on securities	122,067	410,718
Other	0	5,647
Deferred tax assets	2,981,747	3,200,013
Deferred tax liabilities:
Deferred policy acquisition cost	1,298,694	1,227,858
Deferred sales inducements	61,449	66,686
Other	12,305	0
Deferred tax liabilities	1,372,448	1,294,544
Net deferred tax asset	$ 1,609,299	$ 1,905,469